Financial instruments risk, Credit risk and Concentration of risk (Details) - Credit Risk [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Credit risk [Abstract]
Average payment period of significant client	180 days
TMM DM [Member]
Concentration of risk [Abstract]
Percentage of revenue	17.00%	17.00%
Helmsley Management [Member]
Concentration of risk [Abstract]
Percentage of revenue	11.00%	9.00%
Grupo Celanese [Member]
Concentration of risk [Abstract]
Percentage of revenue	7.00%	10.00%
Remaining Customers [Member] | Maximum [Member]
Concentration of risk [Abstract]
Percentage of revenue	4.00%	4.00%